MFS® Georgia Municipal Bond Fund
MFS® Georgia Municipal Bond Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is November 28, 2014.
MFS® Georgia Municipal Bond Fund
Effective immediately, the second paragraph of the sub-section entitled "Fees and Expenses" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 (at least $100,000 effective December 29, 2014) in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Effective immediately, the following is added after the table entitled “Shareholder Fees (fees paid directly from your investment)” in the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information”:

Effective December 29, 2014, the Maximum Sales Charge on Class A shares will be reduced to 4.25%.

Effective December 29, 2014, the row for Class A shares in the third paragraph of the sub-section entitled "Example" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
MFS® Georgia Municipal Bond Fund A	518	727	954	1,603

Effective December 29, 2014, the rows for Class A shares in the "Performance Table" in the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:
Average Annual Total Returns (For the Periods Ended December 31, 2013)
Average Annual Returns MFS® Georgia Municipal Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	(9.53%)	4.58%	3.02%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(9.53%)	4.57%	2.98%
After Taxes on Distributions and Sale of Fund Shares A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(4.06%)	4.47%	3.23%